UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net earnings	$ 380	$ 266	$ 303
Adjustments to reconcile net earnings to cash provided by (used in) continuing operating activities:
Depreciation and amortization	729	453	286
Business consolidation and other activities	221	337	195
Deferred tax provision (benefit)	82	(293)	(62)
Other, net	(268)	(60)	145
Working capital changes, excluding effects of acquisitions (a):
Receivables	(189)	(53)	35
Inventories	(66)	30	97
Other current assets	12	65	10
Accounts payable	639	(55)	125
Accrued employee costs	5	(14)	(36)
Other current liabilities	(18)	(481)	(107)
Other, net	(49)	(1)	16
Total cash provided by (used in) operating activities	1,478	194	1,007
Cash Flows from Investing Activities
Capital expenditures	(556)	(606)	(528)
Business acquisitions, net of cash acquired		(3,379)	(29)
Proceeds from dispositions, net of cash sold	(2)	2,938	1
Restricted cash, net		1,966	(2,183)
Settlement of Rexam acquisition related derivatives		(252)	(16)
Other, net	13	5	34
Cash provided by (used in) investing activities	(545)	672	(2,721)
Cash Flows from Financing Activities
Long-term borrowings	765	4,370	4,524
Repayments of long-term borrowings	(1,810)	(4,624)	(2,430)
Net change in short-term borrowings	184	23	(93)
Proceeds from issuances of common stock	27	48	36
Acquisitions of treasury stock	(103)	(107)	(136)
Common dividends	(129)	(83)	(72)
Other, net	(7)	(14)	(92)
Cash provided by (used in) financing activities	(1,073)	(387)	1,737
Effect of exchange rate changes on cash	(9)	(106)	10
Change in cash and cash equivalents	(149)	373	33
Cash and cash equivalents - beginning of year	597	224	191
Cash and cash equivalents - end of year	$ 448	$ 597	$ 224